Property, Plant and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,281,802	$ 1,165,137
Less: Accumulated depreciation and amortization	(516,765)	(502,967)
Total property, plant and equipment, net	765,037	662,170
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,239	25,480
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 382,836	362,794
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 309,930	294,156
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 267,572	262,007
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 91,247	90,293
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 203,978	$ 130,407